Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of fair value of net proceeds received
Annual dividend yield	—
Expected life (years)	2.0
Risk-free interest rate	0.92%
Expected volatility	180.03%

Schedule of warrants outstanding and exercisable
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2019	—	$—
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2020	—	—
Issued	4,469,334	8.6
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2021	—	—
Issued	4,469,334	$8.6
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2022	4,469,334	$8.6
Warrants exercisable, as of December 31, 2022	4,469,334	$8.6